Eaton Vance
Tax-Managed Value Fund
July 31, 2022 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2022, the value of the Fund’s investment in the Portfolio was $741,526,884 and the Fund owned 81.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.8%
Security	Shares	Value
Aerospace & Defense — 2.4%
Hexcel Corp.	179,575	$ 10,866,083
Raytheon Technologies Corp.	113,000	10,532,730
		$ 21,398,813
Banks — 12.3%
Bank of America Corp.	480,774	$ 16,254,969
Citigroup, Inc.	81,079	4,208,000
JPMorgan Chase & Co.	263,180	30,360,445
KeyCorp	669,553	12,252,820
PNC Financial Services Group, Inc. (The)	142,029	23,568,292
Truist Financial Corp.	159,821	8,066,166
U.S. Bancorp	187,164	8,834,141
Wells Fargo & Co.	188,847	8,284,718
		$111,829,551
Beverages — 1.0%
Constellation Brands, Inc., Class A	38,140	$ 9,394,263
		$ 9,394,263
Building Products — 0.5%
Carrier Global Corp.	113,000	$ 4,579,890
		$ 4,579,890
Capital Markets — 3.3%
Ameriprise Financial, Inc.	32,971	$ 8,899,532
Goldman Sachs Group, Inc. (The)	62,358	20,789,534
		$ 29,689,066
Chemicals — 2.1%
FMC Corp.	67,011	$ 7,444,922
Linde PLC	37,218	11,239,836
		$ 18,684,758
Containers & Packaging — 1.4%
Ball Corp.	46,376	$ 3,404,926
Packaging Corp. of America	64,683	9,095,077
		$ 12,500,003
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	462,890	$ 21,380,889
		$ 21,380,889
Security	Shares	Value
Electric Utilities — 3.7%
NextEra Energy, Inc.	392,766	$ 33,184,799
		$ 33,184,799
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	33,916	$ 8,658,077
		$ 8,658,077
Entertainment — 0.2%
Walt Disney Co. (The)(1)	15,247	$ 1,617,707
		$ 1,617,707
Equity Real Estate Investment Trusts (REITs) — 4.5%
AvalonBay Communities, Inc.	47,915	$ 10,250,935
Boston Properties, Inc.	59,105	5,388,012
CubeSmart	174,330	7,996,517
Mid-America Apartment Communities, Inc.	92,337	17,149,751
		$ 40,785,215
Food & Staples Retailing — 2.6%
BJ's Wholesale Club Holdings, Inc.(1)	187,587	$ 12,699,640
Performance Food Group Co.(1)	211,410	10,509,191
		$ 23,208,831
Food Products — 3.1%
Hershey Co. (The)	47,695	$ 10,872,552
Nestle S.A.	138,900	17,019,038
		$ 27,891,590
Health Care Equipment & Supplies — 2.2%
Stryker Corp.	58,093	$ 12,475,472
Teleflex, Inc.	29,854	7,178,693
		$ 19,654,165
Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	34,362	$ 18,635,887
		$ 18,635,887
Hotels, Restaurants & Leisure — 1.2%
Papa John's International, Inc.	117,978	$ 11,312,910
		$ 11,312,910
Household Durables — 0.9%
D.R. Horton, Inc.	99,360	$ 7,753,061
		$ 7,753,061

Tax-Managed Value Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 1.8%
Honeywell International, Inc.	83,731	$ 16,114,868
		$ 16,114,868
Insurance — 2.0%
Arch Capital Group, Ltd.(1)	183,981	$ 8,168,756
Travelers Cos., Inc. (The)	64,030	10,161,561
		$ 18,330,317
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A(1)	158,480	$ 18,434,394
Alphabet, Inc., Class C(1)	163,980	19,126,627
		$ 37,561,021
IT Services — 2.9%
Visa, Inc., Class A	122,439	$ 25,970,536
		$ 25,970,536
Life Sciences Tools & Services — 2.7%
Thermo Fisher Scientific, Inc.	40,907	$ 24,479,158
		$ 24,479,158
Machinery — 5.0%
Ingersoll Rand, Inc.	353,722	$ 17,615,356
Otis Worldwide Corp.	56,500	4,416,605
Parker-Hannifin Corp.	32,913	9,514,819
Westinghouse Air Brake Technologies Corp.	150,850	14,099,949
		$ 45,646,729
Multi-Utilities — 3.5%
CMS Energy Corp.	68,853	$ 4,732,267
Sempra Energy	162,537	26,948,634
		$ 31,680,901
Oil, Gas & Consumable Fuels — 7.8%
Chevron Corp.	182,306	$ 29,858,077
ConocoPhillips	129,368	12,604,324
EOG Resources, Inc.	167,473	18,626,347
Phillips 66	109,182	9,717,198
		$ 70,805,946
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	61,550	$ 16,809,305
		$ 16,809,305
Security	Shares	Value
Pharmaceuticals — 12.4%
Bristol-Myers Squibb Co.	183,774	$ 13,558,846
Eli Lilly & Co.	61,744	20,356,379
Johnson & Johnson	152,761	26,659,850
Merck & Co., Inc.	167,049	14,924,158
Royalty Pharma PLC, Class A	82,011	3,566,659
Sanofi	155,267	15,429,428
Zoetis, Inc.	101,295	18,491,402
		$112,986,722
Road & Rail — 1.3%
Union Pacific Corp.	50,876	$ 11,564,115
		$ 11,564,115
Semiconductors & Semiconductor Equipment — 3.9%
Intel Corp.	258,430	$ 9,383,593
QUALCOMM, Inc.	69,710	10,112,133
Texas Instruments, Inc.	89,971	16,094,912
		$ 35,590,638
Software — 1.2%
Microsoft Corp.	25,630	$ 7,195,366
Oracle Corp.	52,884	4,116,491
		$ 11,311,857
Specialty Retail — 2.7%
Home Depot, Inc. (The)	81,060	$ 24,394,196
		$ 24,394,196
Total Common Stocks (identified cost $426,035,192)		$905,405,784

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(2)	1,164,003	$ 1,164,003
Total Short-Term Investments (identified cost $1,164,003)		$ 1,164,003
Total Investments — 99.9% (identified cost $427,199,195)		$906,569,787
Other Assets, Less Liabilities — 0.1%		$ 714,120
Net Assets — 100.0%		$907,283,907

Tax-Managed Value Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
The Portfolio did not have any open derivative instruments at July 31, 2022.
Affiliated Investments
At July 31, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $1,164,003, which represents 0.1% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$3,069,396	$31,715,724	$(34,784,450)	$(670)	$ —	$ —	$837	—
Liquidity Fund	—	15,162,013	(13,998,010)	—	—	1,164,003	2,652	1,164,003
Total				$(670)	$ —	$1,164,003	$3,489
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 60,559,617	$ —	$ —	$ 60,559,617
Consumer Discretionary	43,460,167	—	—	43,460,167
Consumer Staples	60,284,951	17,019,038	—	77,303,989
Energy	70,805,946	—	—	70,805,946
Financials	159,848,934	—	—	159,848,934
Health Care	160,326,504	15,429,428	—	175,755,932
Industrials	107,962,492	—	—	107,962,492
Information Technology	72,873,031	—	—	72,873,031
Materials	31,184,761	—	—	31,184,761
Real Estate	40,785,215	—	—	40,785,215

Tax-Managed Value Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Utilities	$ 64,865,700	$ —	$ —	$ 64,865,700
Total Common Stocks	$872,957,318	$32,448,466*	$ —	$905,405,784
Short-Term Investments	$ 1,164,003	$ —	$ —	$ 1,164,003
Total Investments	$874,121,321	$32,448,466	$ —	$906,569,787
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.